Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	€ 9	€ (8)
Actuarial (gains)/losses due to changes in financial assumptions	(213)	(109)
Experience (gains) losses	27	(7)
Return on plan assets	117	5
Remeasurements	(60)	(119)	€ 16
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions		(1)
Actuarial (gains)/losses due to changes in financial assumptions	(34)	(1)
Experience (gains) losses	8	2
Remeasurements	(26)
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	9	(3)
Actuarial (gains)/losses due to changes in financial assumptions	(144)	(111)
Experience (gains) losses	17	(4)
Return on plan assets	117	5
Remeasurements	(1)	(113)
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions		(4)
Actuarial (gains)/losses due to changes in financial assumptions	(35)	3
Experience (gains) losses	2	(5)
Remeasurements	€ (33)	€ (6)